Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

May 31, 2021

FOO-QTLY-0721
1.802172.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Beverages - 33.2%
Brewers - 0.3%
Molson Coors Beverage Co. Class B (a)	76,400	$4,455,648
Distillers & Vintners - 4.9%
Constellation Brands, Inc. Class A (sub. vtg.)	115,100	27,591,772
Diageo PLC	882,266	42,545,930
Pernod Ricard SA	16,500	3,645,912
		73,783,614
Soft Drinks - 28.0%
Coca-Cola Bottling Co. Consolidated	1,800	728,856
Keurig Dr. Pepper, Inc.	821,600	30,366,336
Monster Beverage Corp. (a)	723,302	68,185,680
PepsiCo, Inc.	706,300	104,490,022
Primo Water Corp.	159,300	2,757,483
The Coca-Cola Co.	3,824,418	211,452,071
		417,980,448

TOTAL BEVERAGES		496,219,710

Food & Staples Retailing - 10.7%
Food Distributors - 1.2%
Sysco Corp.	62,600	5,070,600
U.S. Foods Holding Corp. (a)	320,916	12,496,469
		17,567,069
Food Retail - 0.8%
Grocery Outlet Holding Corp. (a)(b)	29,400	1,001,658
Kroger Co.	299,170	11,063,307
		12,064,965
Hypermarkets & Super Centers - 8.7%
BJ's Wholesale Club Holdings, Inc. (a)	354,100	15,860,139
Costco Wholesale Corp.	108,100	40,890,987
Walmart, Inc.	523,500	74,352,705
		131,103,831

TOTAL FOOD & STAPLES RETAILING		160,735,865

Food Products - 15.0%
Agricultural Products - 1.2%
Bunge Ltd.	90,900	7,891,938
Darling Ingredients, Inc. (a)	149,600	10,241,616
		18,133,554
Packaged Foods & Meats - 13.8%
Conagra Brands, Inc.	439,700	16,752,570
JDE Peet's BV	191,400	7,550,578
Laird Superfood, Inc. (b)	16,600	542,488
Lamb Weston Holdings, Inc.	401,280	33,101,587
McCormick & Co., Inc. (non-vtg.)	36,500	3,250,690
Mondelez International, Inc.	1,671,958	106,219,492
Nomad Foods Ltd. (a)	238,100	7,302,527
Sanderson Farms, Inc.	9,700	1,578,675
TreeHouse Foods, Inc. (a)	295,200	14,379,192
Tyson Foods, Inc. Class A	187,800	14,930,100
		205,607,899

TOTAL FOOD PRODUCTS		223,741,453

Hotels, Restaurants & Leisure - 0.7%
Restaurants - 0.7%
Compass Group PLC (a)	454,700	10,365,113
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)	54,000	1,384,560
Household Products - 25.8%
Household Products - 25.8%
Energizer Holdings, Inc. (b)	182,200	8,388,488
Kimberly-Clark Corp.	556,300	72,669,469
Procter & Gamble Co.	1,864,450	251,421,082
Reckitt Benckiser Group PLC	16,700	1,506,315
Reynolds Consumer Products, Inc.	781,696	23,560,317
The Clorox Co.	159,200	28,135,416
		385,681,087
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
Deliveroo Holdings PLC (a)(c)	107,800	384,603
The Honest Co., Inc.	424,470	6,028,323
		6,412,926
Personal Products - 3.5%
Personal Products - 3.5%
Herbalife Nutrition Ltd. (a)	914,800	48,091,036
Shiseido Co. Ltd.	58,500	4,227,366
		52,318,402
Tobacco - 8.9%
Tobacco - 8.9%
Altria Group, Inc.	1,359,625	66,920,743
Philip Morris International, Inc.	665,991	64,221,512
RLX Technology, Inc. ADR (b)	143,100	1,618,461
		132,760,716
TOTAL COMMON STOCKS
(Cost $1,062,146,572)		1,469,619,832
	Principal Amount	Value

Convertible Bonds - 0.0%
Food & Staples Retailing - 0.0%
Food Retail - 0.0%
The Real Good Food Co. LLC 1% (Cost $563,200)(d)(e)(f)	563,200	563,200
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.03% (g)	1,626,462	1,626,787
Fidelity Securities Lending Cash Central Fund 0.03% (g)(h)	4,159,438	4,159,854
TOTAL MONEY MARKET FUNDS
(Cost $5,786,641)		5,786,641
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,068,496,413)		1,475,969,673
NET OTHER ASSETS (LIABILITIES) - 1.3%		19,889,962
NET ASSETS - 100%		$1,495,859,635

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $384,603 or 0.0% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $563,200 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Real Good Food Co. LLC 1%	5/7/21	$563,200

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68
Fidelity Securities Lending Cash Central Fund	5,473
Total	$5,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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